SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

Supplemental cash flow information with respect to the year ended December 31, 2020 and 2019 is summarized as follows:

	2020	2019

Operating Cash Flows Arising from Interest and Taxes
Interest received	$79	$140

Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties, plant and equipment	$430	$395
Capitalization of depreciation to mineral properties, plant and equipment	$923	$325
Capitalization of re-estimation of decommissioning and rehabilitation provision	$305	$853
Share issuance costs (non-cash)	$—	$104
Increase (decrease) in non-cash working capital related to:
Mineral properties, plant and equipment	$(4,375)	$505